CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) (Parenthetical) - HCM II ACQUISITION CORP - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 19, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Sale of Private Placement Warrants		$ 6,850,000	$ 6,850,000		$ 6,850,000
Initial Public Offering
Number of founder shares purchased by sponsor (in Shares)	23,000,000
Over-allotment option
Number of founder shares purchased by sponsor (in Shares)	3,000,000				3,000,000
Class A Ordinary Shares | Initial Public Offering
Number of founder shares purchased by sponsor (in Shares)	23,000,000				23,000,000
Class A Ordinary Shares | Over-allotment option
Number of founder shares purchased by sponsor (in Shares)	3,000,000				3,000,000
Class B Ordinary Shares
Forfeiture shares (in Shares)			750,000
Number of shares no longer subject to forfeiture	750,000